Average Annual Total Returns - Xtrackers J P Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF before tax Inception Date	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF before tax 1 Year	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF before tax Since Inception	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF After tax on distributions 1 Year	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF After tax on distributions Since Inception	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF After tax on distributions and sale of fund shares Since Inception	J.P. Morgan ESG DM Corporate High Yield USD Index (reflects no deductions for fees, expenses or taxes) 1 Year	J.P. Morgan ESG DM Corporate High Yield USD Index (reflects no deductions for fees, expenses or taxes) Since Inception	Solactive USD High Yield Corporate Bond – Interest Rate Hedged Index (reflects no deductions for fees, expenses or taxes) 1 Year	Solactive USD High Yield Corporate Bond – Interest Rate Hedged Index (reflects no deductions for fees, expenses or taxes) Since Inception	J.P. Morgan DM Corporate High Yield Index (reflects no deductions for fees, expenses or taxes) 1 Year	J.P. Morgan DM Corporate High Yield Index (reflects no deductions for fees, expenses or taxes) Since Inception	Solactive High Yield Corporate Bond Index (Long only component) (reflects no deductions for fees, expenses or taxes) 1 Year	Solactive High Yield Corporate Bond Index (Long only component) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Mar. 03, 2015	11.07%	3.63%	8.43%	1.04%	6.50%	1.57%	14.33%	5.87%	8.41%	3.12%	14.54%	5.77%	14.33%	5.25%